SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

16.SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred through the date which these consolidated financial statements were issued. On February 12, 2021, the Company announced that it had entered into a securities purchase agreement with certain institutional and accredited investors to raise approximately $6.9 million through the issuance of an aggregate of 43,125,004 shares of its common stock and warrants to purchase up to an aggregate of 32,343,753 shares of common stock, at a combined purchase price of $0.16 per share of common stock and associated warrant in a private placement (the “2021 Financing”). The Series K Warrants have an exercise price of $0.17 per share and are exercisable for a period of 5.5 years. The gross proceeds to Arch from the 2021 Financing, which is expected to close on February 17, 2021, are expected to be approximately $6.9 million before deducting financing costs of approximately $700,000.

The Company engaged H.C. Wainwright & Co., LLC (the “Placement Agent) as exclusive placement agent for the 2021 Financing. Pursuant to the Company’s engagement letter with the Placement Agent, the Company also agreed to issue to the Placement Agent, or its designees, warrants to purchase up to 3,234,375 shares (the “Placement Agent 2 Warrants”). The Placement Agent 2 Warrants have substantially the same terms as the Series K Warrants, except that the exercise price of the Placement Agent Warrants is $0.20 per share.

20.         SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred through December 10, 2020, the date which these consolidated financial statements were available to be issued.  On November 6, 2020, the Company issued unsecured 10%  Series 2 Convertible Notes in the aggregate principal amount of $1,050,000. The Series 2 Convertible Notes provide, among other things, for (i) a term of approximately three (3) years; (ii) the Company’s ability to prepay the Series 2 Convertible Notes, in whole or in part, at any time; (iii) the automatic conversion of the Convertible Notes upon a Change of Control (all capitalized terms not otherwise defined to have the meaning ascribed to such terms in the Convertible Notes) into shares of the Company’s common stock, par value $0.001 per share (Common Stock), at a per share price of $0.25 (the “Conversion Price”); (iv) the ability of a holder of a Series 2 Convertible Note (a “Holder”) to convert the Series 2 Convertible Note and accrued interest, in whole or in part, into shares of Common Stock at the Conversion Price; (v) the Company’s ability to convert all Note Obligations outstanding upon a Qualified Equity Financing into shares of Common Stock at the Conversion Price; (vi) the Company’s ability to convert Series 2 Convertible Notes and accrued interest, in whole or in part, into shares of Common Stock at the Conversion Price in the event the volume weighted average price (“VWAP”) of the Common Stock equals or exceeds $0.32 per share for at least fifteen (15) consecutive Trading Days; (vii) the Company’s ability to convert all outstanding Note Obligations into shares of Common Stock at the Conversion Price (an “In-Kind Note Repayment”) in lieu of repaying the Note Obligations outstanding on the Maturity Date, November 30, 2023; provided, however, that in the case of an In-Kind Note Repayment, the outstanding Note Obligations will be calculated by increasing by thirty-five percent (35)% the aggregate sum of the unpaid Principal Amount held by each Holder and the accrued interest at a rate of ten percent (10)% per annum, subject to, with respect to any portion of the Principal Amount that is converted or prepaid before the twelve month anniversary of the Issuance Date, a minimum interest payment equal to ten percent (10)% of the amount that is converted or prepaid.

In addition, on November 6, 2020, as consideration for investment in the Convertible Notes, the Company entered into that certain Amendment to Series J Warrant to Purchase Common Stock, a holder of a Series J Warrant exercisable for up to 3,375,000 shares of Common Stock, to extend the term of the Series J Warrant from one (1) year to thirty (30) months.